Subsequent Events (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Apr. 16, 2021	Jan. 24, 2021
Subsequent Event [Line Items]
Consideration for acquisition of membership interest	$ 39,102
Merger Agreement | Subsequent event
Subsequent Event [Line Items]
Consideration for acquisition of membership interest		$ 911,300